Loan Receivables (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Loan Receivables [Line Items]
Percentage of loans receivables bears interest	18.00%
Average credit period
Percentage of loss allowance against general receivables	100.00%
Bottom of range [member]
Loan Receivables [Line Items]
Maturity period	1 year
Top of range [member]
Loan Receivables [Line Items]
Maturity period	5 years